LORD ABBETT INVESTMENT TRUST

Lord Abbett Convertible Fund

Supplement dated October 20, 2009 to the

Prospectuses dated April 1, 2009

(Class A, B, C, F, I, P, R2, and R3 Shares)

Effective October 20, 2009, the following replaces the subsection titled “The Funds – Management – Portfolio Managers – Convertible Fund” in the Prospectuses:

Convertible Fund. The team is headed by Christopher J. Towle, Partner and Director. Mr. Towle joined Lord Abbett in 1987 and has been a member of the team since the Fund’s inception in 2003. Mr. Towle is primarily responsible for the day-to-day management of the Fund.

Please retain a copy of this Supplement for your future reference

LORD ABBETT INVESTMENT TRUST

Lord Abbett Convertible Fund

Supplement dated October 20, 2009 to the

Statements of Additional Information dated April 1, 2009

(Class A, B, C, F, I, P, R2, and R3 Shares)

1.	The following replaces the third paragraph, and the row of the table regarding Convertible Fund, in the subsection titled “Investment Advisory and Other Services – Portfolio Managers” in the statements of additional information (please note that the data below is as of November 30, 2008, the most recent fiscal year end of the Fund):

Christopher J. Towle heads the team of the Convertible Fund and is primarily responsible for the day-to-day management of the Fund.

Other Accounts Managed+ (# and Total Assets)
Fund	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Convertible Fund	Christopher J. Towle	15/$10,401.3	2/$513.7	3,717(b) / $1,947.6(b)

+	Total assets are in millions.
(b)	Included in the number of accounts and total assets are two accounts with respect to which the management fee is based on the performance of the account; such accounts total approximately $68.0 million in assets.

2.	The following replaces the row of the table regarding Convertible Fund in the subsection titled “Investment Advisory and Other Services – Holdings of Portfolio Managers” in the statements of additional information:

Dollar Range of Shares in the Funds
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Convertible Fund	Christopher J. Towle			X

Please retain a copy of this Supplement for your future reference